Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Remuneration of Key Management Personnel

	Consolidated
	2019	2018	2017
	A$	A$	A$
Remuneration of Key Management Personnel
Short-term employee benefits	964,162	1,215,632	1,533,457
Post-employment benefits	86,130	96,315	101,320
Share-based payments	157,886	130,385	121,269
Other long-term benefits	734	2,371	61,594
Termination benefits	—	164,760	—
Total remuneration of Key Management Personnel	1,208,912	1,609,463	1,817,640